STOCK OPTIONS AND WARRANTS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, Beginning	47,850,000	47,885,000	47,850,000
Grants	(31,500,000)	33,000,000	35,000
Exercised
Expired
Outstanding, Ending	79,385,000	47,850,000	47,885,000
Exercisable at End of Year	47,885,000	47,850,000	39,635,000
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.04	$ 0.04	$ 0.04
Grants	0.14	0.02	0.016
Exercised
Expired
Outstanding, Ending	0.081	$ 0.04	0.04
Exercisable at End of Year	$ 0.04		$ 0.05
Weighted Average Remaining Contractual Term
Outstanding, Beginning	7 years 6 months	4 years 4 months 24 days	8 years 10 months 25 days
Grants	10 years	10 years	5 years
Outstanding at End of Year	8 years 2 months 12 days	8 years 10 months 25 days	7 years 6 months
Exercisable at End of Year	7 years	8 years 10 months 25 days	7 years 3 months 19 days
Aggregate Intrinsic Value
Outstanding, Beginning	$ 326,700	$ 5,927,877	$ 326,700
Grants
Expired
Outstanding at End of Year	4,234,190	326,700	5,927,877
Exercisable at End of Year	$ 4,234,190	$ 326,700	$ 4,725,027